Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Percentage of Depreciation of Property and Equipment, Net

%
Computers and peripheral equipment	33
Office furniture and equipment	7 – 15
Leasehold improvements	The shorter of the term of the lease or useful life of the asset